Segment reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment reporting
Segment reporting

5.Segment reporting

A.Basis for segmentation

The Group operates through four operating segments, which are Nexters Global Ltd, MX Capital Ltd, Lightmap Ltd, and Castcrown Ltd, while the last two of them are not considered to be reportable segments based on the criteria (quantitative thresholds) of IFRS 8. The financial information reviewed by our Chief Operating Decision Maker, which is our Board of Directors, is included within the operating segments mentioned above for purposes of allocating resources and evaluating financial performance.

The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing
MX Capital Ltd	Game development and publishing

B.Information about reportable segments

Information related to the reportable segment is set out below. Segment management EBITDA is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industry.

The Company defines Management EBITDA as the net income/loss as presented in the Group’s consolidated financial statements in accordance with IFRS, adjusted to exclude (i) loss for the period from our Russian subsidiaries that have been sold, (iii) income tax expense, (iv) net finance income/expense, (v) change in fair value of share warrant obligations and other financial instruments, (vi) share of loss of equity-accounted associates, (vii) depreciation and amortization, (viii) share-based payment expense and (ix) certain non-cash or other special items that are not considered indicative of our ongoing operating performance (see the reconciliation below).

Six months ended June 30, 2023	Nexters Global Ltd	MX Capital Ltd	All other segments	Total
Segment revenue	225,463	—	8,676	234,139
Segment management EBITDA	12,381	—	(15,311)	(2,930)

Six months ended June 30, 2022	Nexters Global Ltd	MX Capital Ltd	All other segments	Total
Segment revenue	249,313	—	3,467	252,780
Segment management EBITDA	65,848	(3,137)	(9,958)	52,753

C.Reconciliation of information on reportable segment to the amounts reported in the financial statements

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Profit/(loss) before income tax
Management EBITDA for reportable segments	12,381	62,711
Management EBITDA for other segments	(15,311)	(9,958)
Net effect from recognition of deferred net revenues	8,881	2,281
Depreciation and amortization	(2,903)	(3,617)
Finance income	3,042	335
Finance expenses	(1,992)	(1,279)
Share-based payments expense	1,044	2,029
Impairment loss on trade receivables and loans receivable	(4,296)	(3,919)
Change in fair value of share warrant obligation and other financial instruments	10,547	7,268
Impairment loss on Intangible assets	—	241
Share of loss of equity-accounted associates	(515)	(1,640)
Other operating income	1,539	376
Consolidatied profit/(loss) before income tax	12,417	54,828

We disclose the geographical distribution of our revenue in Note 7. We do not have the ability to track revenue deferral on a by-country basis therefore we applied average deferral rate to in-game purchases disaggregated by geography.

Non-current assets excluding financial instruments and deferred taxes by geography are presented below as at June 30, 2023:

	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	705	94	63	1	863
Right-of-use assets	1,126	363	—	—	1,489
Intangible assets	10,732	25	6	—	10,763
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	83,197	—	—	—	83,197
	97,596	482	69	1	98,148

As at December 31, 2022:

	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	672	67	46	1	786
Right-of-use assets	1,298	164	—	—	1,462
Intangible assets	12,959	17	1	—	12,977
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	94,682	—	—	—	94,682
Loans receivable - non-current	3,317	—	—	—	3,317
	114,764	248	47	1	115,060

5.Segment reporting

A.Basis for segmentation

The Group operates through four operating segments, which are Nexters Global Ltd, Lightmap Ltd, MX Capital Ltd and Castcrown Ltd, while last three of them are not considered to be reportable segments based on the criteria (quantitative thresholds) of IFRS 8. The financial information reviewed by our Chief Operating Decision Maker, which is our Board of Directors, is included within the operating segments mentioned above for purposes of allocating resources and evaluating financial performance.

The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing

B.Information about reportable segments

Information related to the reportable segment is set out below. Segment management EBITDA is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industry.

The Company defines Management EBITDA as the net income/loss as presented in the Group’s consolidated financial statements in accordance with IFRS, adjusted to exclude (i) other comprehensive income/loss, (ii) goodwill and investments in equity accounted associates’ impairment, (iii) loss on disposal of subsidiaries, (iv) income tax expense, (v) net finance income/expense, (vi) change in fair value of share warrant obligations and other financial instruments, (vii) share of loss of equity-accounted associates, (viii) depreciation and amortization, (ix) share-based payments and (x) certain non-cash or other special items that we do not consider indicative of our ongoing operating performance (see the reconciliation below).

2022	Nexters Global Ltd	All other segments	Total
Segment revenues	472,394	7,294	479,688
Segment management EBITDA	138,647	(25,504)	113,143

2021	Nexters Global Ltd	All other segments	Total
Segment revenues	434,094	—	434,094
Segment management EBITDA	113,349	—	113,349

2020	Nexters Global Ltd	All other segments	Total
Segment revenues	260,892	—	260,892
Segment management EBITDA	133,308	—	133,308

C.Reconciliation of information on reportable segment to the amounts reported in the financial statements

	2022	2021	2020
Profit/(loss) before income tax
Management EBITDA for reportable segments	138,647	113,349	133,308
Management EBITDA for other segments	(25,504)	—	—
Net effect from recognition of deferred net revenues	8,391	(100,953)	(132,138)
Depreciation and amortization	(6,901)	(2,540)	(561)
Finance income	1,868	79	1,998
Finance expenses	(2,191)	(3,220)	(220)
Share-based payments expense	(3,751)	(3,761)	(2,276)
Share listing expense	—	(125,438)	—
NASDAQ related non-recurring expenses	—	(3,811)	—
Impairment loss on trade receivables and loans receivable	(29,987)	(102)	—
Change in fair value of share warrant obligation and other financial instruments	2,767	10,080	—
Impairment loss on Intangible assets	(547)	—	—
Goodwill and investments in equity accounted associates’ impairment	(62,828)	—	—
Share of loss of equity-accounted associates	(10,121)	—	—
Other operating income	1,327	—	—
Consolidated profit/(loss) before income tax	11,170	(116,317)	111

We disclose the geographical distribution of our revenue in Note 7. We do not have the ability to track revenue deferral on a by-country basis therefore we applied average deferral rate to in-game purchases disaggregated by geography.

Non-current assets excluding financial instruments and deferred taxes by geography are presented below:

	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	672	67	46	1	786
Right-of-use assets	1,298	164	—	—	1,462
Intangible assets	12,959	17	1	—	12,977
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	94,682	—	—	—	94,682
Loans receivable - non-current	3,317	—	—	—	3,317
	114,764	248	47	1	115,060